UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  028-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

 /s/  Donald F. Woodley     Indianapolis, IN     July 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $344,548 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    14497   152844 SH       SOLE                   152844        0        0
ABBOTT LABS                    COM              002824100      573    10896 SH       SOLE                    10896        0        0
APACHE CORP                    COM              037411105    11869    96190 SH       SOLE                    96190        0        0
AT&T INC                       COM              00206R102      463    14743 SH       SOLE                    14743        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    13835   262624 SH       SOLE                   262624        0        0
BARD C R INC                   COM              067383109    16157   147067 SH       SOLE                   147067        0        0
BAXTER INTL INC                COM              071813109    15753   263907 SH       SOLE                   263907        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    13127   138715 SH       SOLE                   138715        0        0
BP PLC                         SPONSORED ADR    055622104      275     6210 SH       SOLE                     6210        0        0
CHEVRON CORP NEW               COM              166764100    15322   148990 SH       SOLE                   148990        0        0
CHUBB CORP                     COM              171232101    14384   229732 SH       SOLE                   229732        0        0
COLGATE PALMOLIVE CO           COM              194162103      259     2960 SH       SOLE                     2960        0        0
CONOCOPHILLIPS                 COM              20825C104      473     6293 SH       SOLE                     6293        0        0
DANAHER CORP DEL               COM              235851102    16387   309249 SH       SOLE                   309249        0        0
DEVON ENERGY CORP NEW          COM              25179M103      284     3600 SH       SOLE                     3600        0        0
DISNEY WALT CO                 COM DISNEY       254687106      242     6209 SH       SOLE                     6209        0        0
DUKE REALTY CORP               COM NEW          264411505    14781  1055031 SH       SOLE                  1055031        0        0
EXXON MOBIL CORP               COM              30231g102     1464    17990 SH       SOLE                    17990        0        0
FEDERATED INVS INC PA          CL B             314211103      840    35240 SH       SOLE                    35240        0        0
GENERAL ELECTRIC CO            COM              369604103    14304   758423 SH       SOLE                   758423        0        0
GRAINGER W W INC               COM              384802104      204     1330 SH       SOLE                     1330        0        0
HEWLETT PACKARD CO             COM              428236103    12244   336383 SH       SOLE                   336383        0        0
HOME DEPOT INC                 COM              437076102    16352   451455 SH       SOLE                   451455        0        0
HONEYWELL INTL INC             COM              438516106    16594   278470 SH       SOLE                   278470        0        0
HUBBELL INC                    CL B             443510201     8026   123575 SH       SOLE                   123575        0        0
INTEL CORP                     COM              458140100    14517   655105 SH       SOLE                   655105        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    14334    83557 SH       SOLE                    83557        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      404     1085 SH       SOLE                     1085        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      367     5000 SH       SOLE                     5000        0        0
JOHNSON & JOHNSON              COM              478160104    15491   232879 SH       SOLE                   232879        0        0
JPMORGAN CHASE & CO            COM              46625H100      605    14770 SH       SOLE                    14770        0        0
LILLY ELI & CO                 COM              532457108      493    13142 SH       SOLE                    13142        0        0
MCCORMICK & CO INC             COM VTG          579780107    12650   255185 SH       SOLE                   255185        0        0
Medizone Intl Inc.             COM                               6    26740 SH       SOLE                    26740        0        0
Merck & Co. Inc.               COM              589331107      200     5681 SH       SOLE                     5681        0        0
MICROSOFT CORP                 COM              594918104    11872   456633 SH       SOLE                   456633        0        0
PEPSICO INC                    COM              713448108    13815   196159 SH       SOLE                   196159        0        0
PFIZER INC                     COM              717081103      458    22240 SH       SOLE                    22240        0        0
SCHLUMBERGER LTD               COM              806857108      299     3466 SH       SOLE                     3466        0        0
SPECTRA ENERGY CORP            COM              847560109    15197   554422 SH       SOLE                   554422        0        0
SYSCO CORP                     COM              871829107      349    11200 SH       SOLE                    11200        0        0
TARGET CORP                    COM              87612e106    11626   247842 SH       SOLE                   247842        0        0
US BANCORP DEL                 COM NEW          902973304     2538    99476 SH       SOLE                    99476        0        0
V F CORP                       COM              918204108     8937    82320 SH       SOLE                    82320        0        0
VECTREN CORP                   COM              92240G101      279    10020 SH       SOLE                    10020        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      593    15920 SH       SOLE                    15920        0        0
WILLIAMS COS INC DEL           COM              969457100      809    26740 SH       SOLE                    26740        0        0